Fair Value of Financial Assets and Liabilities (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Fair Value of Financial Assets and Liabilities [Line Items]
Issuance amount (in Dollars)	$ 1,715		$ 1,237
Cash and cash equivalents	82,438		46,150
Short-term deposits			81,690
Fixed interest rate	6.50%
Credit Risk [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Maturity term	1 year	1 year
Liquidity Risk [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Issuance amount (in Dollars)		$ 100.0
Liquidity risk raised (in Dollars)		42.8
Additional market offering (in Dollars)		$ 67.6
Liquidity Risk [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Maturity term	30 days	30 days
Cash and cash equivalents	$ 82,400		46,200
Short-term deposits			81,700
Current financial liabilities	33,500		$ 47,300
Investment Risk [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Investments	$ 3,700